Provision in Lieu of Income Taxes (Schedule of Changes to Uncertain Tax Positions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provision in Lieu of Income Taxes [Abstract]
Balance at January 1, excluding interest and penalties	$ 3	$ 1
Additions based on tax positions related to prior years	2	2
Balance at December 31, excluding interest and penalties	$ 5	$ 3